INCOME TAXES - Income Tax Expense (Benefit) Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current expense (benefit):
Federal	$ 5,261	$ (981)
State	12,530	5,310
Total current expense (benefit)	17,791	4,329
Deferred benefit:
Federal	(2,095,930)	(223,159)
State	(784,224)	(40,830)
Total deferred benefit	(2,880,154)	(263,989)
Tax benefit relating to uncertain tax positions	11	(6)
Income tax benefit	$ (2,862,352)	$ (259,666)